LOAN PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LOAN PAYABLE
	June 30, 2022	March 31, 2022

Loan payable	$53,332	$56,458
Less: Current portion	(12,836)	(12,699)
Loan Payable - Non-current portion	$40,496	$43,759

	March 31, 2022	March 31, 2021
Loan payable	$56,458	$68,670
Less: Current portion	(12,699)	(12,212)
Loan Payable - Non-current portion	$43,759	$56,458

SCHEDULE OF MATURITIES OF LOAN PAYMENTS	The amount of loan payments due in the next five years ended March 31, are as follows:

2023 (Remainder)	$9,573
2024	13,231
2025	13,762
2026	14,321
2027	2,445
Total	$53,332
The amount of loan payments due in the next five years ended March 31, are as follows:
2023	$12,699
2024	13,231
2025	13,762
2026	14,321
2027	2,445
Total	$56,458